SIMPSON THACHER & BARTLETT LLP
425 LEXINGTON AVENUE
NEW YORK, N.Y. 10017-3954
(212) 455-2000

FACSIMILE (212) 455-2502

                April 19, 2006

VIA FEDERAL EXPRESS AND EDGAR

      Re:
      Visant Corporation
      Amendment No. 2 to Registration Statement on Form S-1
      Filed December 7, 2005
      File No. 333-126002

      Visant Holding Corp.
      Post-Effective Amendment No. 5 to Registration
      Statement on Form S-4
      Filed December 7, 2005
      File No. 333-112055

H. Christopher Owings
Assistant Director
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549

Dear Mr. Owings:

        On behalf of Visant Holding Corp. ("Visant Holding"), Visant Corporation ("Visant Corporation") and the guarantors (the "Guarantors" and, collectively with Visant Holding and Visant Corporation, the "Registrants"), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the "Staff"), dated January 5, 2006 (the "comment letter"), relating to the above-referenced Amendment No. 2 to Registration Statement on Form S-1 (the "Visant Registration Statement") and Post-Effective Amendment No. 5 to Registration Statement on Form S-4 (the "Visant Holding Registration Statement" and together with the Visant Registration Statement, the "Registration Statements"), each of which was filed on December 7, 2005. We have also revised the Registration Statements in response to the Staff's comments and our discussions with the Staff and are filing concurrently with this letter Amendment No. 3 to the Visant Registration Statement and Post-Effective Amendment No. 6 to the Visant Holding Registration Statement, which reflect these revisions and generally update financial and other information.

        For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter.

Visant Corporation
Amendment No. 2 to Registration Statement on Form S-1

Note 18. Business Segments, page F-48

1.
We have read your response to our comments 11 and 13 of our letter dated October 12, 2005. It appears that you have aggregated several operating segments into the Jostens reportable segment. However, it does not appear that you have satisfied the aggregation criteria of SFAS 131 paragraph 17.

  We note that the yearbook (printing) operating segment does not produce products that are similar in nature to the Scholastic operating segment. We presume that the Scholastic operating segment produces primarily rings. Also, it does not appear that the individual operating segments share the same economic characteristics. Finally, it is not clear why you believe it is appropriate to combine the photo and college operating segments into the Jostens segment as these operating segments either do not share similar economic characteristics with the other operating segments. Further, in the case of the photo operating segment it is not clear that the products and production processes of this operating segment are similar to the other operating segments. Please revise your segment presentation in an amendment to your Form S-1 as well as in an amendment to your Form S-4.

  Pursuant to the Registrants' conference call with Milwood Hobbs of the Staff on February 17, 2006, the Registrants have amended the Registration Statements to report the Jostens businesses in three segments: (1) Jostens Yearbook, (2) Jostens Scholastic (including "College", which consists of the sale of scholastic products to colleges and universities) and (3) Jostens Photo.

2.
We have read your response to our comment 12 of our letter dated October 12, 2005. It does not appear that the Jefferson City, Missouri facility shares similar economic characteristics with the other production facilities. Further, it appears that the Jefferson City facility produces textbooks and catalogues, which are different than the goods produced at the other facilities. Please revise your segment presentation to separately present the results of the Jefferson City facility in an amendment to your Form S-1 as well as in an amendment to your Form S-4.

  Pursuant to the Registrants' conference call with Milwood Hobbs of the Staff on February 17, 2006, the Registrants have amended the Registration Statements to report the print business in two segments: (1) Educational Textbooks (comprised of their Jefferson City, Missouri facility) and (2) Marketing and Publishing Services (comprised of their other print business, aggregated in accordance with SFAS No. 131, Disclosures about Segments of an Enterprise and Related Information).

Undertakings, page II-5

3.
In your amended filing, please revise to include the new undertakings which became effective on December 1, 2005. See Questions 3 through 6 in Securities Offering Reform Transition Questions and Answers, which is available on our web site at http://www.sec.gov/divisions/corpfin/transitionfaq.htm. See new Item 512(a)(4) and 512(g) of Regulation S-B, which were adopted in Securities Offering Reform, Release No. 33-8591 (July 19, 2005), which is available on our web site http://www.sec.gov/rules/final/33-8591fr.pdf.

  The Registrants have amended their undertakings in the Registration Statements in response to the Staff's comment.

* * * * *

        If you should have any questions regarding this letter, please contact me at (212) 455-3080 or Marie D. Hlavaty, Vice President and General Counsel of Visant Corporation and Visant Holding Corp., at (914) 595-8211.

                        Sincerely,

                        /s/ Risë B. Norman

                        Risë B. Norman

cc:    Marie D. Hlavaty, Esq.